Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2021
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]
Global All Currency Daily Stress Testing Results
	Dec 31, 2021			Dec 31, 2020
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹	Gap Closure²	Net Liquidity Position
Systemic market risk	100	220	119	82	189	107
1 notch downgrade (DB specific)	78	220	141	17	145	128
Severe downgrade (DB specific)	152	240	88	157	216	59
Combined[3]	195	243	48	177	220	43

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.
[2] Based on liquidity generation through Liquidity Reserves and other business mitigants.
[3] Combined impact of systemic market risk and severe downgrade.